DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

December 1, 2024

Securities and Exchange Commissions

100 F Street, N.E.

Washington, DC 20549

RE:	DWS ESG International Core Equity Fund (the “Fund”), a series of Deutsche DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additonal Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 194 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 25, 2024.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2564.

Very truly yours,

/s/Peter Fariel

Peter Fariel

Vice President and Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.